SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 908,414	$ 891,423
Less: Accumulated depreciation	(643,857)	(533,645)
Property, plant and equipment, net	264,557	357,778
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	603,972	601,405
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	67,750	61,143
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	85,127	83,239
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	24,479	23,936
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 127,086	$ 121,700